Results From Financial Transactions - Summary of Realized Gains and Losses on Financial Investments (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020 [1]
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments	€ (537)	€ 392	€ 119
Shares [member]
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments	67	16	(2)
Debt securities and money market investments [member]
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments	(632)	281	144
Loans [member]
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments	36	125	20
Other [member]
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments	€ (8)	€ (30)	€ (43)

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.